Financial risk management and derivative financial instruments - Summary of Undiscounted Contractual Cash Flows of Financial Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Non-derivative financial liabilities:
Lease liabilities	$ 3,403	$ 3,430
Forward currency contract 2028 inflows [Member]
Derivative financial liabilities:
Currency swaps hedging	(438)
Forward currency contract 2028 outflows [Member]
Derivative financial liabilities:
Currency swaps hedging	425
Currency swaps hedging EUR500m 1.625% bonds 2024 outflows [member]
Derivative financial liabilities:
Currency swaps hedging	594	575
Currency swaps hedging EUR500m 1.625% bonds 2024 Inflows [member]
Derivative financial liabilities:
Currency swaps hedging	(563)	(552)
Currency swaps hedging EUR500m 2.125% bonds 2027 outflows [member]
Derivative financial liabilities:
Currency swaps hedging	623	607
Currency swaps hedging EUR500m 2.125% bonds 2027 inflows [member]
Derivative financial liabilities:
Currency swaps hedging	(601)	(590)
Currency swaps hedging €600m 4.375% bonds 2029 outflows [Member]
Derivative financial liabilities:
Currency swaps hedging	895
Currency swaps hedging €600m 4.375% bonds 2029 inflows [Member]
Derivative financial liabilities:
Currency swaps hedging	(839)
Deferred and contingent purchase consideration [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	94	94
Bank Overdrafts [member]
Non-derivative financial liabilities:
Borrowings	44	55
GBP300m 3.75% bonds 2025 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	411	403
GBP350m 2.125% bonds 2026 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	474	457
EUR500m 2.125% bonds 2027 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	601	590
Trade Payables [Member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	657	664
Eur500m 1.625% bonds 2024 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	563	552
Financial Guarantee Contracts [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	50	50
GBP400m 3.375% bonds 2028 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	595	579
EUR600m 4.375% bonds 2029 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	839
Due within one year [member]
Non-derivative financial liabilities:
Lease liabilities	57	53
Due within one year [member] | Currency swaps hedging EUR500m 1.625% bonds 2024 outflows [member]
Derivative financial liabilities:
Currency swaps hedging	594	14
Due within one year [member] | Currency swaps hedging EUR500m 1.625% bonds 2024 Inflows [member]
Derivative financial liabilities:
Currency swaps hedging	(563)	(9)
Due within one year [member] | Currency swaps hedging EUR500m 2.125% bonds 2027 outflows [member]
Derivative financial liabilities:
Currency swaps hedging	19	18
Due within one year [member] | Currency swaps hedging EUR500m 2.125% bonds 2027 inflows [member]
Derivative financial liabilities:
Currency swaps hedging	(12)	(11)
Due within one year [member] | Currency swaps hedging €600m 4.375% bonds 2029 outflows [Member]
Derivative financial liabilities:
Currency swaps hedging	40
Due within one year [member] | Currency swaps hedging €600m 4.375% bonds 2029 inflows [Member]
Derivative financial liabilities:
Currency swaps hedging	(29)
Due within one year [member] | Deferred and contingent purchase consideration [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	13
Due within one year [member] | Bank Overdrafts [member]
Non-derivative financial liabilities:
Borrowings	44	55
Due within one year [member] | GBP300m 3.75% bonds 2025 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	14	14
Due within one year [member] | GBP350m 2.125% bonds 2026 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	9	9
Due within one year [member] | EUR500m 2.125% bonds 2027 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	12	11
Due within one year [member] | Trade Payables [Member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	651	660
Due within one year [member] | Eur500m 1.625% bonds 2024 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	563	9
Due within one year [member] | Financial Guarantee Contracts [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	50	50
Due within one year [member] | GBP400m 3.375% bonds 2028 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	17	16
Due within one year [member] | EUR600m 4.375% bonds 2029 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	29
Between 1 and 2 years [member]
Non-derivative financial liabilities:
Lease liabilities	52	50
Between 1 and 2 years [member] | Currency swaps hedging EUR500m 1.625% bonds 2024 outflows [member]
Derivative financial liabilities:
Currency swaps hedging		561
Between 1 and 2 years [member] | Currency swaps hedging EUR500m 1.625% bonds 2024 Inflows [member]
Derivative financial liabilities:
Currency swaps hedging		(543)
Between 1 and 2 years [member] | Currency swaps hedging EUR500m 2.125% bonds 2027 outflows [member]
Derivative financial liabilities:
Currency swaps hedging	19	18
Between 1 and 2 years [member] | Currency swaps hedging EUR500m 2.125% bonds 2027 inflows [member]
Derivative financial liabilities:
Currency swaps hedging	(12)	(11)
Between 1 and 2 years [member] | Currency swaps hedging €600m 4.375% bonds 2029 outflows [Member]
Derivative financial liabilities:
Currency swaps hedging	40
Between 1 and 2 years [member] | Currency swaps hedging €600m 4.375% bonds 2029 inflows [Member]
Derivative financial liabilities:
Currency swaps hedging	(29)
Between 1 and 2 years [member] | Deferred and contingent purchase consideration [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities		13
Between 1 and 2 years [member] | GBP300m 3.75% bonds 2025 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	397	14
Between 1 and 2 years [member] | GBP350m 2.125% bonds 2026 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	9	9
Between 1 and 2 years [member] | EUR500m 2.125% bonds 2027 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	12	11
Between 1 and 2 years [member] | Trade Payables [Member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	1	1
Between 1 and 2 years [member] | Eur500m 1.625% bonds 2024 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities		543
Between 1 and 2 years [member] | GBP400m 3.375% bonds 2028 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	17	16
Between 1 and 2 years [member] | EUR600m 4.375% bonds 2029 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	29
After two but before five years [member]
Non-derivative financial liabilities:
Lease liabilities	130	126
After two but before five years [member] | Forward currency contract 2028 inflows [Member]
Derivative financial liabilities:
Currency swaps hedging	(438)
After two but before five years [member] | Forward currency contract 2028 outflows [Member]
Derivative financial liabilities:
Currency swaps hedging	425
After two but before five years [member] | Currency swaps hedging EUR500m 2.125% bonds 2027 outflows [member]
Derivative financial liabilities:
Currency swaps hedging	585	571
After two but before five years [member] | Currency swaps hedging EUR500m 2.125% bonds 2027 inflows [member]
Derivative financial liabilities:
Currency swaps hedging	(577)	(568)
After two but before five years [member] | Currency swaps hedging €600m 4.375% bonds 2029 outflows [Member]
Derivative financial liabilities:
Currency swaps hedging	119
After two but before five years [member] | Currency swaps hedging €600m 4.375% bonds 2029 inflows [Member]
Derivative financial liabilities:
Currency swaps hedging	(87)
After two but before five years [member] | Deferred and contingent purchase consideration [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	81	39
After two but before five years [member] | GBP300m 3.75% bonds 2025 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities		375
After two but before five years [member] | GBP350m 2.125% bonds 2026 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	456	439
After two but before five years [member] | EUR500m 2.125% bonds 2027 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	577	568
After two but before five years [member] | Trade Payables [Member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	3	1
After two but before five years [member] | GBP400m 3.375% bonds 2028 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	561	49
After two but before five years [member] | EUR600m 4.375% bonds 2029 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	87
More than 5 years [member]
Non-derivative financial liabilities:
Lease liabilities	3,164	3,201
More than 5 years [member] | Currency swaps hedging €600m 4.375% bonds 2029 outflows [Member]
Derivative financial liabilities:
Currency swaps hedging	696
More than 5 years [member] | Currency swaps hedging €600m 4.375% bonds 2029 inflows [Member]
Derivative financial liabilities:
Currency swaps hedging	(694)
More than 5 years [member] | Deferred and contingent purchase consideration [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities		42
More than 5 years [member] | Trade Payables [Member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	2	2
More than 5 years [member] | GBP400m 3.375% bonds 2028 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities		$ 498
More than 5 years [member] | EUR600m 4.375% bonds 2029 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	$ 694